Dryden Global Total Return Fund, Inc.
Gateway Center Three, 4th Floor
Newark, NJ 07102

							April 11, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

	Re:	Dryden Global Total Return Fund, Inc.
			(File No. 33-63943)

Ladies and Gentlemen:

	Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 and (ii) that the text of Post-Effective Amendment No. 13 was filed electronically on April 7, 2005.


				DRYDEN GLOBAL TOTAL RETURN FUND, INC.


				By:  /s/ Deborah A. Docs
					Deborah A. Docs
					Secretary